Loans Held-for-Sale, Net Loans Held-for-Sale, Net (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, net	$ 105	$ 2,003
Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, net	0	1,967
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, net	0	1,515
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, net	0	452
Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, net	0	0
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, net	0	452
Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, net	$ 105	$ 36